Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts receivable, allowances for doubtful accounts	$ 2,718,795	$ 4,778,915	$ 1,659,337
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	17,260,427	16,383,488	11,450,000
Common stock,shares outstanding	17,260,427	16,383,488	11,450,000
As Previously Recorded
Common stock, shares issued		16,383,489
Common stock,shares outstanding		16,383,489